Shareholder Fees - FidelityGrowthCompanyFund-RetailPRO	Jan. 28, 2023 USD ($)
FidelityGrowthCompanyFund-RetailPRO | Fidelity Growth Company Fund
Shareholder Fees:
(fees paid directly from your investment)	none